Deferred revenue (Schedule of detailed information about deferred revenue) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deferred Revenue [Abstract]
Current	$ 102,782	$ 86,933
Non-current	443,902	476,823
Deferred revenue	$ 546,684	$ 563,756	$ 566,078